Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000	100,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,200,000,000	3,200,000,000
Common stock, shares issued (in shares)	1,758,000,000	1,744,000,000
Common stock, shares outstanding (in shares)	1,300,000,000	1,322,000,000
Treasury stock (in shares)	458,000,000	422,000,000